BALANCES AND TRANSACTIONS WITH RELATED PARTIES (Schedule of Related Party Balances Per the Income Statement) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transactions [Abstract]
Revenues	[1]	$ 4,476	$ 2,491	$ 2,547
Cost of revenues	[2]	7,061	6,956	4,280
Operating expenses, net - primarily lease, sub-contractors and communications	[3]	4,888	4,757	4,853
Purchase of property and equipment		$ 1,944	$ 2,761	$ 1,663

[1]	Distribution of the Company's products on a non-exclusive basis.
[2]	Related to cost of product purchased from one of the related companies. The Company depends on a sole single managed security service provider, which is a related party, to provide services as part of its protection services. If the managed security service provider fails to provide or delay the delivery of the services, the Company will be required to seek alternative sources of the services. A change in its managed security service provider could result in a possible loss of sales and, consequently, could adversely affect the Company's results of operations and financial position.
[3]	The Company leases office space and purchases other miscellaneous services from certain companies, which are considered to be related parties. In addition, the Company provides certain services to related parties.